Cover Page	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Registrant Name	Heartflow, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42790
Entity Tax Identification Number	26-0506743
Entity Address, Address Line One	135 Main Street, Suite 1000
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	241-1221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	HTFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001464521
Amendment Flag	false